Cover	Sep. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2023
Entity Registrant Name	MATTEL, INC.
Entity Central Index Key	0000063276
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05647
Entity Tax Identification Number	95-1567322
Entity Address, Address Line One	333 Continental Boulevard
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245-5012
City Area Code	310
Local Phone Number	252-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 per share
Trading Symbol	MAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Sep. 14, 2023